Note 10 - Financial Risk Management - Currency Risk (Details) $ in Thousands	Dec. 31, 2018 USD ($)
MEXICO
Statement Line Items [Line Items]
Cash	$ 31
Accounts receivable	133
Prepaid	8
Investments
Accounts payable	(119)
Net assets exposure	53
Country of domicile [member]
Statement Line Items [Line Items]
Cash	259
Accounts receivable	23
Prepaid
Investments	1,781
Accounts payable	(424)
Net assets exposure	$ 1,639